Pension and Other Employee Benefits (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Health care cost trend:
Effect on total of service and interest cost components, 1-percentage point increase	$ 4,580
Effect on total of service and interest cost components, 1-percentage point decrease	(3,693)
Effect on postretirement benefit obligation, 1-percentage point increase	79,862
Effect on postretirement benefit obligation, 1-percentage point decrease	(65,409)
Discount rate:
Effect on postretirement service and interest cost components, 1-percentage point increase	13,897
Effect on postretirement service and interest cost components, 1-percentage point decrease	(85)
Effect on postretirement benefit obligation, 1-percentage point increase	(68,165)
Effect on postretirement benefit obligation, 1-percentage point decrease	84,930
Effect on current year postretirement benefits expense, 1-percentage point increase	(3,820)
Effect on current year postretirement benefits expense, 1-percentage point decrease	4,621
Effect on pension service and interest cost components, 1-percentage point increase	127
Effect on pension service and interest cost components, 1-percentage point decrease	(237)
Effect on pension benefit obligation, 1-percentage point increase	(26,555)
Effect on pension benefit obligation, 1-percentage point decrease	32,101
Effect on current year pension expense, 1-percentage point increase	(2,554)
Effect on current year pension expense, 1-percentage point decrease	2,995
Expected return on plan assets:
Effect on current year pension expense, 1-percentage point increase	(1,905)
Effect on current year pension expense, 1-percentage point decrease	1,905
Rate of compensation increase:
Effect on pension service and interest cost components, 1-percentage point increase	444
Effect on pension service and interest cost components, 1-percentage point decrease	(396)
Effect on pension benefit obligation, 1-percentage point increase	3,452
Effect on pension benefit obligation, 1-percentage point decrease	(3,185)
Effect on current year pension expense, 1-percentage point increase	836
Effect on current year pension expense, 1-percentage point decrease	$ (757)